SCHEDULE OF ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Payables and Accruals [Abstract]
Accounts payable	$ 407	$ 517	$ 605
Payroll payable	292	372	561
Payable to other services	22	28	33
Deposits	295	375	379
Others	22	29	100
Total	$ 1,038	$ 1,321	$ 1,678